Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Revenue
Net loss	$ (1,686,916)	$ (2,699,153)	$ (6,854,547)	$ (5,353,425)	$ (4,637,313)
Basic and Diluted Loss per Common Share	$ (0.03)	$ (0.08)	$ (0.19)	$ (0.17)	$ (0.17)
First Quarter [Member]
Revenue
Net loss			$ (2,699,153)	$ (1,722,529)
Basic and Diluted Loss per Common Share			$ (0.08)	$ (0.06)
Secound Quarter [Member]
Revenue
Net loss			$ (1,489,463)	$ (1,286,271)
Basic and Diluted Loss per Common Share			$ (0.04)	$ (0.04)
Third Quarter [Member]
Revenue
Net loss			$ (1,444,896)	$ (1,202,337)
Basic and Diluted Loss per Common Share			$ (0.04)	$ (0.04)
Fourth Quarter [Member]
Revenue
Net loss			$ (1,221,035)	$ (1,142,288)
Basic and Diluted Loss per Common Share			$ (0.03)	$ (0.03)